PROVISION AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
PROVISIONS AND CONTINGENCIES
Schedule of breakdown of changes in provisions for cases in which an unfavorable outcome is probable, in addition to contingent liabilities and provisions for dismantling

	Provisions for contingencies
					Contingent	Provision for
	Labor	Tax	Civil	Regulatory	liabilities (PPA)	decommissioning	Total
Balance on 12.31.18	779,686	1,951,897	1,004,803	1,022,216	827,275	673,448	6,259,325
Initial adoption IFRC 23 (Note 7)	—	(68,945)	—	—	—	—	(68,945)
Additions (reversal), net (Note 26)	152,105	32,719	364,008	93,634	(16,986)	(90,159)	535,321
Other additions (reversal) (1)	(5,709)	—	(2,381)	—	—	(4,191)	(12,281)
Write-offs due to payment	(485,539)	(364,992)	(833,579)	(43,068)	—	—	(1,727,178)
Interest accruals	99,526	25,270	264,590	72,954	21,433	57,591	541,364
Business combinations (Note 1 c)	7,805	—	7	—	—	—	7,812
Balance on 12.31.19	547,874	1,575,949	797,448	1,145,736	831,722	636,689	5,535,418
Additions (reversal), net (Note 26)	126,167	122,419	374,464	69,486	(18,631)	(7,306)	666,599
Other additions (reversal) (1)	6,390	—	(6,020)	—	—	(236,598)	(236,228)
Write-offs due to payment	(287,028)	(24,763)	(575,484)	(39,782)	—	—	(927,057)
Interest accruals	106,307	125,647	281,543	31,891	10,154	15,857	571,399
Balance on 12.31.20	499,710	1,799,252	871,951	1,207,331	823,245	408,642	5,610,131
Balance on 12.31.19
Current	236,130	—	113,307	25,008	—	—	374,445
Non-current	311,744	1,575,949	684,141	1,120,728	831,722	636,689	5,160,973
Balance on 12.31.20
Current	176,582	—	180,965	60,055		51	417,653
Non-current	323,128	1,799,252	690,986	1,147,276	823,245	408,591	5,192,478

(1)Provision for decommissioning refers to the reversal resulting from the review of costs for dismantling technical sites. The effects of this reversal were recognized against property, plant and equipment.

Schedule of guarantees granted by contingency

	12.31.20	12.31.19
Judicial deposits and garnishments	2,944,378	3,670,885
Letters of guarantee	2,509,089	2,608,463
Property and equipment	85,172	81,416
Total	5,538,639	6,360,764

Labor
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.20	12.31.19
Provisions	499,710	547,874
Possible losses	1,435,790	452,070

Tax
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.20	12.31.19
Provisions	1,799,252	1,575,949
Federal	622,246	573,229
State	625,019	466,164
Municipal	37,506	34,915
FUST	514,481	501,641
Possible losses	29,368,422	26,104,867
Federal	3,257,998	2,233,733
State	17,447,000	15,460,028
Municipal	754,827	669,114
FUST, FUNTTEL and FISTEL	7,908,597	7,741,992

Civil
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.20	12.31.19
Provisions	871,951	797,448
Possible losses	3,374,200	3,495,010

Regulatory
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.20	12.31.19
Provisions	1,207,331	1,145,736
Possible losses	5,617,806	5,645,107